OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

(US$ MILLIONS)	2022	2021
Current
Work in progress (1)	$469	$478
Prepayments and other assets	1,057	872
Assets held for sale	350	9
Total current	$1,876	$1,359
Non-current
Prepayments and other assets	$650	$488
Total non-current	$650	$488
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(1)See Note 16 for additional information.